DUNHAM FUNDS

Supplement dated November 21, 2019 to the Statement of Additional Information dated

February 28, 2019, as amended May 2, 2019

This Supplement updates and supersedes any contrary information contained in the Statement of Additional Information.

Effective October 8, 2019, Timothy M. Considine resigned as trustee of the Dunham Funds. All references to Mr. Considine are deleted.

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference